Derivatives and fair value measurements	9 Months Ended
Sep. 30, 2014
Derivatives and fair value measurements [Abstract]
Derivatives and fair value measurements
12.      Derivatives and fair value measurements:

The Company uses derivatives in accordance with its overall risk management strategy. The changes in the fair value of these derivatives are recognized immediately through earnings.

The following describes the Company's derivative classifications: The Company enters into interest rate swap contracts to economically hedge its exposure to variability in its floating rate long-term debt. Under the terms of the interest rate swaps, the Company and the bank agreed to exchange at specified intervals the difference between paying fixed rate and floating rate interest amount calculated by reference to the agreed principal amount and maturity. Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates to equivalent fixed rates.

As of December 31, 2013 and September 30, 2014, the Company has entered into the following 15 year interest rate swap arrangement with a call option for the bank to terminate it after 5 years duration, on March 31, 2016:

As of December 31, 2013:

Interest Rate Index		Principal Amount	Fair Value/ Carrying Amount of Liability	Weighted average remaining term	Fixed Interest Rate
U.S. Dollar-denominated Interest Rate Swap	Euribor	$ 6,386	$ 470	12.25	2.35%

As of September 30, 2014:

Interest Rate Index		Principal Amount	Fair Value/ Carrying Amount of Liability	Weighted average remaining term	Fixed Interest Rate
U.S. Dollar-denominated Interest Rate Swap	Euribor	$ 5,524	$ 584	11.50	2.35%

The Company is exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreement. In order to minimize counterparty risk, the Company enters into derivative transactions with counterparties that are rated AAA or at least A at the time of the transactions.

The Company uses fuel pricing contracts to hedge exposure to changes in the net cost of marine fuel purchases. The Company has the right of offset with the counterparty of the fuel pricing contracts, and settles outstanding balances on a monthly basis. Therefore, these amounts are presented on a net basis in the condensed consolidated balance sheets (on a gross basis: an asset of $61 and a liability of $900, as of December 31, 2013 and an asset of $5,962 and a liability of $3,428 as of September 30, 2014).

The following table presents information about our derivative instruments measured at fair value and their locations on the condensed consolidated balance sheets:

As of
Balance Sheet Location		December 31, 2013	September 30, 2014
Fuel pricing contracts	Derivative assets, current	$ -	$ 2,534
	Derivative liabilities, current	(839	)-
Interest rates contracts	Derivative liabilities, non-current	$ (470)	$ (584)

The following table presents the effect and financial statement location of our derivative instruments on our condensed consolidated statements of income for the nine months ended September 30, 2013 and 2014:

		Nine months ended September 30,
Income / (Loss)	Statements of Income Location	2013	2014
Fuel pricing contracts	Cost of revenue - third parties	$ (1,108)	$ 4,174
Interest rate contracts	Interest and finance costs	47	(273)
Total		$ (1,061)	$ 3,901

The following table sets forth by level our assets / liabilities that are measured at fair value on a recurring basis. As required by the fair value guidance, assets / liabilities are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

Fair value measurements at December 31, 2013
Liabilities	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	$ 470	$ -	$ 470	$ -
Fuel pricing contracts	$ 839	-	$ 839	-

Total	$ 1,309	$ -	$ 1,309	$ -

Fair value measurements at September 30, 2014
(Assets) /Liabilities	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	$ 584	$ -	$ 584	$ -
Fuel pricing contracts	$ (2,534)	-	$ (2,534)	-

Total	$ (1,950)	$ -	$ (1,950)	$ -

The fair value of the interest rate swaps is determined using the discounted cash flow method based on market-based Euribor rates swap yield curves, taking into account current interest rates. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility, and correlations of such inputs.

The Company uses observable inputs to calculate the mark-to-market valuation of the fuel pricing derivatives. Fuel pricing contracts are valued using quoted market prices of the underlying commodity. During the periods ended September 30, 2013 and 2014, the Company entered into fuel pricing contracts for 1,446,640 metric tons and 7,027,629 metric tons, respectively.

The Company's derivatives trade in over the counter markets, and as such, model inputs are generally observable and do not require significant management judgment. Such instruments are classified within Level 2 of the fair value hierarchy.

The carrying amounts of cash and cash equivalents, trade accounts receivable, and trade accounts payable reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. The fair value of the floating rate loans is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. The carrying value approximates the fair market value for the floating rate loans due to their variable interest rate, being EURIBOR or LIBOR. LIBOR and EURIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence floating rate loans are considered Level 2 items in accordance with the fair value hierarchy.